COMMITMENTS AND CONTINGENCIES - Schedule of Right-Of-Use Asset and Operating Lease Liability (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating right-of-use asset	$ 2,487	$ 2,952	$ 4,717
Operating lease liability
Current	2,117	2,063	1,860
Non-current	561	1,110	3,173
Present value of operating lease liability	$ 2,678	$ 3,173	$ 5,033